Property, equipment and software, net - Additional information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, equipment and software, net
Depreciation expenses of property, equipment and software	¥ 3,300,000	¥ 3,000,000.0	¥ 3,800,000
Impairment charges	¥ 0	¥ 0	¥ 0